TRANSAMERICA FUNDS

Supplement to the Currently Effective Retail Prospectus, Summary Prospectus and Statement of Additional Information, as previously supplemented

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Transamerica Event Driven

Effective as of November 11, 2016, the following information supplements and amends information concerning Transamerica Event Driven (the “Fund”):

Transamerica Event Driven will begin offering Class I shares on November 11, 2016. Full details will be available on the Fund’s website at www.transamerica.com on or about November 11, 2016.

The second paragraph in the section entitled “Purchase and Sale of Fund Shares” in the Prospectus and Summary Prospectus is deleted in its entirety and replaced as follows:

The Fund currently does not offer Class A shares.

The reference to the Fund on the front cover of the Retail Prospectus, Summary Prospectus and Statement of Additional Information is supplemented as follows to add the ticker symbol for Class I shares:

Class I – TENIX

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Investors Should Retain this Supplement for Future Reference

November 4, 2016